Related Parties Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties Transactions
40.	RELATED PARTIES TRANSACTIONS

The ROC Government, one of Chunghwa’s customers, has significant equity interest in Chunghwa.  Chunghwa provides fixed-line services, wireless services, internet and data and other services to the various departments and institutions of the ROC Government in the normal course of business and at arm’s-length prices.  Except for those disclosed in other notes or this note, the transactions with the ROC government bodies have not been disclosed because the transactions are not individually or collectively significant.  However, the related revenues and operating costs have been appropriately recorded.

a.	The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
UUPON Inc.	Associate (Note 2)
Taiwan International Ports Logistics Corporation	Associate
International Integrated Systems, Inc.	Subsidiary (Note 1)
Senao Networks, Inc.	Associate
EnRack Tech. Co., Ltd.	Subsidiary of the Company’s associate, Senao Networks, Inc.
Emplus Technologies, Inc.	Subsidiary of the Company’s associate, Senao Networks, Inc.
ST-2 Satellite Ventures Pte., Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
Click Force Co., Ltd.	Associate
Alliance Digital Tech Co., Ltd.	Associate
Chunghwa PChome Fund I Co., Ltd.	Associate
Cornerstone Ventures Co., Ltd.	Associate
Next Commercial Bank Co., Ltd.	Associate
Chunghwa SEA Holdings	Joint venture
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
E-Life Mall Co., Ltd.	One of the directors of E-Life Mall and a director of SENAO are members of an immediate family
Engenius Technologies Co., Ltd.	Chairman of Engenius Technologies Co., Ltd. is a member of SENAO’s management
Cheng Keng Investment Co., Ltd.	Chairman of Cheng Keng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Cheng Feng Investment Co., Ltd.	Chairman of Cheng Feng Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
All Oriented Investment Co., Ltd.	Chairman of All Oriented Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family

Company	Relationship
Hwa Shun Investment Co., Ltd.	Chairman of Hwa Shun Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
Yu Yu Investment Co., Ltd.	Chairman of Yu Yu Investment Co., Ltd. and SENAO’s chief executive officer are members of an immediate family
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT
Chunghwa Post Co., Ltd.	Government-related entity as Chunghwa Telecom

(Concluded)

Note 1:  IISI was an associate and has become a subsidiary starting from July 1, 2020.  Please refer to Note 14 (c).  All transactions between the Company were eliminated upon consolidation since the acquisition date.

Note 2: UUPON was previously an associate.  As the Company did not participate in the capital increase of UUPON in October 2020; therefore, the Company lost its significant influence over UUPON.  Since then, UUPON was no longer a related party of the Company.  Please refer to Note 15.

b.

Balances and transactions between Chunghwa and its subsidiaries, which are related parties of Chunghwa, have been eliminated on consolidation and are not disclosed in this note.  Terms of the foregoing transactions with related parties were not significantly different from transactions with non-related parties.  When no similar transactions with non-related parties can be referenced, terms were determined in accordance with mutual agreements.  Details of transactions between the Company and other related parties are disclosed below:

1)	Operating transactions
	Revenues
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Associates	$344	$274	$1,508
Others	94	76	66
	$438	$350	$1,574
	Operating Costs and Expenses
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Associates	$1,304	$964	$715
Others	75	76	68
	$1,379	$1,040	$783
2)	Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
		(In Millions)
Associates	$31	$41	$37
Others	—	4	3
	$31	$45	$40
3)	Receivables

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Associates	$10	$229
Others	7	1
	$17	$230
4)	Contract liabilities-current
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Associates	$—	$183

5)	Payables

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Associates	$651	$643
Others	3	3
	$654	$646
6)	Customers’ deposits

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Associates	$8	$5
7)	Acquisition of property, plant and equipment

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Associates	$312	$242	$375
Others	—	—	—
	$312	$242	$375
8)	Acquisition of property, plant and equipment
	Proceeds		Gain on Disposal
	Year Ended December 31		Year Ended December 31
	2019	2020	2019	2020
Others	$—	$386	$—	$310
9)	Lease-in agreements

Chunghwa entered into a contract with ST-2 Satellite Ventures Pte., Ltd. on March 12, 2010 to lease capacity on the ST-2 satellite.  This lease term is for 15 years which should start from the official operation of ST-2 satellite and the total contract value is approximately $6,000 million (SGD$261 million), including a prepayment of $3,068 million at the inception of the lease, and the rest of amount should be paid annually when ST-2 satellite starts its official operation.  ST-2 satellite was launched in May 2011 and began its official operation in August 2011.

2018

The total rental expense for the year ended December 31, 2018 was $394 million, which consisted of an offsetting credit of the prepayment of $204 million and an additional accrual of $190 million.  The prepaid rents (classified as prepayments) as of December 31, 2018, was as follows:

December 31,
2018
NT$
(In Millions)
Prepaid rents - current	$205
Prepaid rents - noncurrent	1,346
$1,551

Starting from 2019

The lease liabilities of ST-2 Satellite Ventures Pte., Ltd. as of December 31, 2019 and 2020 were as follows:

	December 31,
	2019	2020
	NT$	NT$
	(In Millions)
Lease liabilities - current	$188	$182
Lease liabilities - noncurrent	1,024	817
	$1,212	$999

The interest expense recognized for the aforementioned lease liabilities for the years ended December 31, 2019 and 2020 were $11 million and $9 million, respectively.

c.	Compensation of key management personnel

The compensation of directors and other key management personnel for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$282	$263	$290
Post-employment benefits	10	9	11
Share-based payment	9	—	—
	$301	$272	$301

The compensation of directors and key management personnel was mainly determined by the compensation committee having regard to the performances and market trends.